CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Temporary Equity, Shares Outstanding	8,050,000			8,050,000	0
Temporary Equity, Net Income	$ (499,967)	$ (3,269,076)	$ (4,435,410)
Class A Common Stock Subject to Redemption [Member]
Statement [Line Items]
Temporary Equity, Net Income	$ (396,223)	$ (2,590,737)	$ (3,515,055)